ACQUISITIONS	12 Months Ended
Dec. 31, 2025
Business Combinations [Abstract]
ACQUISITIONS
NOTE 3:-            ACQUISITIONS

The Company accounted for the following transaction as a business combination and allocated the purchase consideration to assets acquired and liabilities assumed based on their estimated fair values.

In addition, the transactions included additional consideration related to compensation for post combination services which were recorded as prepaid expenses and other long term assets and will be recognized over the requisite service period.

a.
On September 11, 2023, the Company completed the acquisition of all outstanding shares of Atmosec Ltd. (“Atmosec”), a privately-held Israeli-based company, An early-stage start-up, Atmosec specializes in the rapid discovery and disconnection of malicious SaaS applications, preventing risky third party SaaS communications, and rectifying SaaS misconfigurations.

b.
On September 13, 2023, the Company completed the acquisition of all outstanding shares of Perimeter 81 Ltd. (“Perimeter 81”), a privately-held Israeli-based company, recognized as a leader in the Forrester Zero Trust Wave, brings an innovative approach to security service edge (SSE) that combines cloud and on-device protection. Perimeter 81 is offering a unique suite of capabilities, including Zero Trust Access, full mesh connectivity between users, branches and applications. The Company acquired Perimeter 81 for total consideration of approximately $503.1.

The Company allocated the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the estimates of their fair values, which were determined using generally accepted valuation techniques based on estimates and assumptions made by management.

Goodwill arising from the Perimeter 81 acquisition was primarily assigned to the synergies between Perimeter 81 solution with Check Point Infinity´s architecture which allows Check Point to deliver a complete Secure Access Service Edge (SASE) offering across internet access, Zero-Trust private access, SaaS security and SD-WAN. This enables Check Point to enter new fields or markets. Goodwill is not expected to be deductible for income tax purposes.

	Weighted Average Useful Life	Amount

Goodwill		$322.8
Core technology	8 Years	99.6
Customer relationship	2 Years	57.0
Net assets acquired		23.7
Total		$503.1

The fair value of Core technology was determined using the income approach, specifically the multi-period excess earnings method.

Customer relationships represent the fair value of existing contractual relationships and customer loyalty determined based on existing relationships using the income approach, specifically the with and without method.

The fair value of the identified intangible assets subject to amortization are amortized over the assets’ estimated useful lives based on the pattern in which the economic benefits are expected to be received to cost of revenues and operating expenses.

In 2023, Perimeter 81 acquisition-related costs were immaterial and recorded on the Company’s consolidated statements of income. Acquisition-related costs are primarily comprised of direct transaction costs.

Unaudited Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.

c.
On October 17, 2023, the Company completed the acquisition of all outstanding shares of R&M computer consultants, Inc. (“rmsource”), a privately-held US-based company, rmsource is a provider of managed cyber security services, cloud security and cloud migration and IT management.

d.
On September 30, 2024, the Company completed the acquisition of all outstanding shares of Cyberint Ltd. (“Cyberint”), a privately-held Israeli-based company, specializes in threat intelligence, digital risk protection, and attack surface management. The Company acquired Cyberint for total consideration of approximately $188.6. Cyberint cloud security technology platform, especially in the areas of security from external risks, Security operations center (SecOps) and users protection, will enable the Company to expand the threat prevention capabilities of its Infinity platform and enter new markets.

The Company allocated the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the estimates of their fair values, which were determined using generally accepted valuation techniques based on estimates and assumptions made by management.

Goodwill arising from the Cyberint acquisition is primarily attributed to synergies. Goodwill is not expected to be deductible for income tax purposes.

	Weighted Average Useful Life	Amount

Goodwill		$133.4
Core technology	7 Years	51.2
Customer relationship	1 Years	15.7
Net assumed liabilities		(11.7)
Total		$188.6

 The fair value of Core technology was determined using the income approach, specifically the multi-period excess earnings method.

Customer relationships represent the fair value of existing contractual relationships and customer loyalty determined based on existing relationships using the income approach, specifically the with and without method.

The fair value of the identified intangible assets subject to amortization are amortized over the assets’ estimated useful lives based on the pattern in which the economic benefits are expected to be received to cost of revenues and operating expenses.

In 2024, Cyberint acquisition-related costs were immaterial and recorded on the Company’s consolidated statements of income. Acquisition-related costs are primarily comprised of direct transaction costs.

Unaudited Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.

e.
On June 9, 2025, the Company completed the acquisition of all outstanding shares of Veriti Security Ltd. (“Veriti”), a privately-held Israeli-based company, which develops and markets a cyber software platform that combines AI and machine learning and provides a holistic understanding of security and risk posture. The Company acquired Veriti for total consideration of approximately $92.5. Veriti introduces preemptive exposure management, delivering automated remediation of threat exposure risks and collaborative threat prevention across complex multi-vendor environments, which would enable the Company to expand its product portfolio.

The Company allocated the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the preliminary estimates of their fair values, which were determined using generally accepted valuation techniques based on estimates and assumptions made by management. The fair values are subject to adjustment for up to one year after the close of the transaction as additional information is obtained. Any adjustments to the preliminary purchase price allocation identified during the measurement period are recognized in the period in which the adjustments are determined.

Goodwill arising from the Veriti acquisition is primarily attributed to synergies. Goodwill is not expected to be deductible for income tax purposes.

	Weighted Average Useful Life	Amount

Goodwill		$58.5
Core technology	7 Years	19.8
Customer relationship	5 Years	12.4
Net assumed assets		1.8
Total		$92.5

The fair value of Core technology was determined using the income approach, specifically the multi-period excess earnings method.

Customer relationships represent the fair value of existing contractual relationships and customer loyalty determined based on existing relationships using the income approach, specifically the with and without method.

The fair value of the identified intangible assets subject to amortization are amortized over the assets’ estimated useful lives based on the pattern in which the economic benefits are expected to be received to cost of revenues and operating expenses.

From the Veriti Acquisition Date to December 31, 2025, the consolidated statements of income include immaterial revenue and operating results attributable to Veriti.

In 2025, Veriti acquisition-related costs were immaterial and recorded on the Company’s consolidated statements of income. Acquisition-related costs are primarily comprised of direct transaction costs.

Unaudited Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.

f.
On October 22, 2025, the Company completed the acquisition of all outstanding shares of Lakera AI AG (“Lakera”), a privately-held Swiss company. Lakera is a specialized AI-security company focused on protecting generative AI applications - like large language models, chatbots, autonomous AI agents, and multimodal systems - from advanced cyber threats unique to AI environments. Lakera’s core mission is to secure the AI-powered future by providing AI-native security solutions that protect enterprises as they adopt generative AI at scale. Rather than bolting AI onto traditional cybersecurity tools, Lakera builds its technology from the ground up specifically for AI threats, such as prompt injections, data leakage, model manipulation, and autonomous agent risks. This would enable the Company to expand its product portfolio. The Company acquired Lakera for total consideration of approximately $201.8.

The Company allocated the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the preliminary estimates of their fair values, which were determined using generally accepted valuation techniques based on estimates and assumptions made by management. The fair values are subject to adjustment for up to one year after the close of the transaction as additional information is obtained. Any adjustments to the preliminary purchase price allocation identified during the measurement period are recognized in the period in which the adjustments are determined.

Goodwill arising from the Lakera acquisition is primarily attributed to synergies. Goodwill is not expected to be deductible for income tax purposes.

	Weighted Average Useful Life	Amount

Goodwill		$150.1
Core technology	7 Years	44.0
Customer relationship	1 Years	4.4
Trademark	1Years	0.3
Net assumed assets		3.0
Total		$201.8

The fair value of Core technology was determined using the income approach, specifically the multi-period excess earnings method.

Customer relationships represent the fair value of existing contractual relationships and customer loyalty determined based on existing relationships using the income approach, specifically the with and without method.

Trademarks represent the fair value of royalties that would have been charged by a market participant to license such trademark using the income approach, specifically the relief-from-royalty method.

The fair value of the identified intangible assets subject to amortization are amortized over the assets’ estimated useful lives based on the pattern in which the economic benefits are expected to be received to cost of revenues and operating expenses.

From the Lakera Acquisition Date to December 31, 2025, the consolidated statements of income include immaterial revenue and operating results attributable to Lakera.

In 2025, Lakera acquisition-related costs were immaterial and recorded on the Company’s consolidated statements of income. Acquisition-related costs are primarily comprised of direct transaction costs.

Unaudited Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.